SEGMENT INFORMATION (Schedule of Segment Assets and Segment Liabilities by Geographical Area) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Assets and liabilities
Segment assets	$ 94,108	$ 94,052
Unallocated assets:
Income tax assets (current and deferred)	3,977	4,071
Cash and cash equivalents and short-term investments	1,546	5,167
Total assets as reported in the Statement of Financial Position	99,631	103,290
Segment liabilities	144,135	133,546
Unallocated liabilities:
Income tax liabilities (current and deferred)	5,034	4,925
Total liabilities as reported in the Statement of Financial Position	149,169	138,471
Americas [Member]
Assets and liabilities
Segment assets	34,124	32,798
Unallocated assets:
Segment liabilities	94,077	84,863
Ireland [Member]
Assets and liabilities
Segment assets	59,968	61,254
Unallocated assets:
Segment liabilities	50,016	48,621
Other Countries [Member]
Assets and liabilities
Segment assets	16	0
Unallocated assets:
Segment liabilities	$ 42	$ 62